Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2023
Common stock [Member]
Statement [Line Items]
Number of Shares
The number of issued shares of common stock and common stock held by the Company at September 30, 2023 and March 31, 2023 was as follows:

	At September 30, 2023	At March 31, 2023
Shares outstanding	1,337,529,084	1,374,691,194
Shares in treasury	3,455,590	30,070,650

Preferred stock [Member]
Statement [Line Items]
Number of Shares
Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2023 and March 31, 2023.

	At September 30, 2023		At March 31, 2023
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—